Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson Flexible Bond Portfolio

(each, a “Portfolio”, and together, the “Portfolios”)

Supplement dated July 18, 2023

to Currently Effective Prospectuses

Effective immediately, the prospectuses for the Portfolios are amended as follows:

1.

Under “Additional Investment Strategies and General Portfolio Policies – Short Sales” in the Additional Information about the Portfolios section of the Portfolio’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

The Portfolios may invest in short positions through short sales of stocks and structured products, and through derivatives that include swaps, uncovered written calls, and futures. Except as follows, each Portfolio’s gross notional exposure to short positions may not exceed 10% of the Portfolio’s net assets. Flexible Bond Portfolio may invest without limit in short positions. For Balanced Portfolio, gross notional exposure to short positions may not exceed 10% of the net assets in the Portfolio’s equity portion and there is no limit on exposure to short positions in the Portfolio’s fixed-income portion.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson Flexible Bond Portfolio

(each, a “Portfolio”, and together, the “Portfolios”)

Supplement dated July 18, 2023

to Currently Effective Statements of Additional Information

Effective immediately, the statements of additional information (“SAIs”) for the Portfolios are amended as follows:

1.

Under “Investment Strategies and Risks – Swaps and Swap-Related Products” in the Classification, Investment Policies and Restrictions, and Investment Strategies and Risks section of the Portfolios’ SAIs, the following sentence replaces the second sentence in the seventh paragraph in its entirety:

A Portfolio may enter into various types of credit default swap agreements, including OTC credit default swap agreements. Except as noted below, each Portfolio’s gross notional exposure to credit default swap agreements may not exceed 10% of the Portfolio’s net assets. Flexible Bond Portfolio and Balanced Portfolio may invest without limit in credit default swap agreements.

Please retain this Supplement with your records.